Adaptive Growth Opportunities ETF

Schedule of Investments

As of May 31, 2021
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.08%

Asset Allocation - 1.67%
SPDR Bloomberg Barclays Convertible Securities ETF		30,333	$2,556,162

Commodity - 4.49%
* Invesco DB Commodity Index Tracking Fund		369,522	6,873,109

Communication Services - 6.94%
Amplify Online Retail ETF		39,158	4,685,646
* ETFMG Prime Mobile Payments ETF		85,604	5,937,494
			10,623,140
Financials - 18.00%
Financial Select Sector SPDR Fund		186,286	7,077,005
Invesco Global Listed Private Equity Fund		280,107	4,456,502
iShares U.S. Broker-Dealer & Securities ETF		35,227	3,586,109
SPDR S&P Capital Markets ETF		66,229	6,142,601
SPDR S&P Regional Banking ETF		47,649	3,368,308
Vanguard Financials ETF		31,506	2,946,126
			27,576,651
Health Care - 9.51%
* Invesco DWA Healthcare Momentum ETF		28,218	4,379,998
iShares U.S. Medical Devices ETF		8,072	2,793,719
SPDR S&P Biotechnology ETF		24,752	3,170,731
SPDR S&P Healthcare ETF		37,509	4,226,889
			14,571,337
Industrials - 14.17%
Industrial Select Sector SPDR Fund		53,464	5,620,136
* Invesco DB Agriculture Fund		346,651	6,444,242
iShares Global Timber & Forestry ETF		69,063	6,317,883
SPDR S&P Aerospace & Defense ETF		25,663	3,325,155
			21,707,416
Information Technology - 19.48%
First Trust Cloud Computing ETF		62,228	6,100,211
Global X Lithium & Battery Tech ETF		48,398	3,215,563
* O'Shares Global Internet Giants ETF		52,463	2,778,440
Technology Select Sector SPDR Fund		45,562	6,305,781
VanEck Vectors Gaming ETF		88,172	4,845,933
VanEck Vectors Semiconductor ETF		26,481	6,598,800
			29,844,728
International - 12.85%
iShares MSCI Austria ETF		87,960	2,219,231
iShares MSCI EAFE ETF		85,924	6,945,237
iShares MSCI Korea ETF		30,090	2,769,183
iShares MSCI Taiwan ETF		52,019	3,243,905
VanEck Vectors Vietnam ETF		228,738	4,501,564
			19,679,120
			(Continued)
Adaptive Growth Opportunities ETF

Schedule of Investments - Continued

As of May 31, 2021
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - CONTINUED

Materials - 7.12%
SPDR S&P Homebuilders ETF		99,004	$7,422,330
Vanguard Materials ETF		18,184	3,480,054
			10,902,384
Science & Technology - 3.85%
Invesco S&P 500 Equal Weight ETF		21,130	5,903,933

Total Exchange-Traded Products (Cost $125,443,447)			150,237,980

SHORT-TERM INVESTMENT - 1.97%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 0.01%		3,025,400	3,025,400

Total Short-Term Investment (Cost $3,025,400)			3,025,400

Investments, at Value (Cost $128,468,897) - 100.05%			$153,263,380

Liabilities in Excess of Other Assets - (0.05)%			(75,766)

Net Assets - 100.00%			$153,187,614

* Non-income producing investment
§	Represents 7 day effective SEC yield as of May 31, 2021.

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Asset Allocation	1.67%	$2,556,162
Commodity	4.49%	6,873,109
Communication Services	6.94%	10,623,140
Financials	18.00%	27,576,651
Health Care	9.51%	14,571,337
Industrials	14.17%	21,707,416
Information Technology	19.48%	29,844,728
International	12.85%	19,679,120
Materials	7.12%	10,902,384
Science & Technology	3.85%	5,903,933
Short-Term Investment	1.97%	3,025,400
Liabilities in Excess of Other Assets	-0.05%	(75,766)
Total Net Assets	100.00%	$153,187,614